REAL ESTATE INVESTMENTS, NET - Acquisitions (Q2) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Payments to Acquire Real Estate	$ 32,033,596
3M
Real Estate [Line Items]
Payments to Acquire Real Estate	15,701,697
Cummins
Real Estate [Line Items]
Payments to Acquire Real Estate	16,002,489
Northrop Grumman Parcel
Real Estate [Line Items]
Payments to Acquire Real Estate	329,410
Land
Real Estate [Line Items]
Payments to Acquire Real Estate	4,436,149
Land | 3M
Real Estate [Line Items]
Payments to Acquire Real Estate	758,780
Land | Cummins
Real Estate [Line Items]
Payments to Acquire Real Estate	3,347,959
Land | Northrop Grumman Parcel
Real Estate [Line Items]
Payments to Acquire Real Estate	329,410
Buildings and Improvements
Real Estate [Line Items]
Payments to Acquire Real Estate	25,121,571
Buildings and Improvements | 3M
Real Estate [Line Items]
Payments to Acquire Real Estate	14,004,039
Buildings and Improvements | Cummins
Real Estate [Line Items]
Payments to Acquire Real Estate	11,117,532
Buildings and Improvements | Northrop Grumman Parcel
Real Estate [Line Items]
Payments to Acquire Real Estate	0
Tenant Origination and Absorption Costs
Real Estate [Line Items]
Payments to Acquire Real Estate	3,893,359
Tenant Origination and Absorption Costs | 3M
Real Estate [Line Items]
Payments to Acquire Real Estate	2,356,361
Tenant Origination and Absorption Costs | Cummins
Real Estate [Line Items]
Payments to Acquire Real Estate	1,536,998
Tenant Origination and Absorption Costs | Northrop Grumman Parcel
Real Estate [Line Items]
Payments to Acquire Real Estate	0
Below- Market Lease Intangibles
Real Estate [Line Items]
Payments to Acquire Real Estate	(1,417,483)	$ (1,417,483)	$ (1,502,161)
Below- Market Lease Intangibles | 3M
Real Estate [Line Items]
Payments to Acquire Real Estate	(1,417,483)
Below- Market Lease Intangibles | Cummins
Real Estate [Line Items]
Payments to Acquire Real Estate	0
Below- Market Lease Intangibles | Northrop Grumman Parcel
Real Estate [Line Items]
Payments to Acquire Real Estate	$ 0